Other disclosures on cash flows - Summary of Other Disclosures on Cash Flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash operating activities
Fair Value Adjustment on Loans Designate at Fair Value Through Profit or Loss	R$ (326,491)	R$ (1,306,205)	R$ 12,461
Fair Value Adjustment on Mark-to-market on equity securities designated at FVPL	(853,056)	(1,264,213)	0
Fair value adjustment in financial instruments at FVPL	(1,179,547)	(2,570,418)	12,461
Fair value adjustment for accounts receivable	253,181	303,156	(43,523)
Fair Value Adjustment On Equity Instruments	(6,971)	216,465	40,336
Non-cash investing activities
Property and equipment and intangible assets acquired through finance lease	63,910	92,802	118,977
Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares	1,498	1,823	3,088
Settlement of loans with private entities	0	748,297	0
Shares of the Company delivered at Reclame Aqui acquisition 21.3.4(a)	169,864	0	0
Property and equipment, and intangible assets
Additions of property and equipment	(178,793)	(775,483)
Payments From Previous Year	(51,614)	(33,353)	(1,050)
Purchases Not Yet Paid During The Period	176,835	51,614	33,353
Prepaid Purchases Of Point Of Sales	102,070	(102,314)	(5,987)
Purchase of property, plant and equipment	(417,733)	(1,082,990)	(372,138)
Additions other than through business combinations, intangible assets other than goodwill	(1,091)	(67,907)
Payments From Previous Year	(41,898)	0	0
Purchases Not Paid at Year End	6,593	41,898	0
Capitalization of borrowing costs	1,069	592	508
Issuance of shares for the acquisition of assets	0	849	0
Purchases and development of intangible assets	(305,512)	(215,681)	(82,965)
Net book value of disposed assets	202,519	161,902	96,704
Net Book Value of Disposed Leases	(52,164)	(14,474)	(36,919)
Loss on disposal of property and equipment and intangible assets	(25,347)	(136,104)	(52,658)
Outstanding balance	(36,684)	0	0
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	27,008	100	7,127
Creditinfo
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	61,316	0	0
Linked [Member]
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	0	(11,224)	0
IFRS 16
Property and equipment, and intangible assets
Additions of right of use	47,182	87,176	52,140
Gross carrying amount [member]
Property and equipment, and intangible assets
Additions of property and equipment	(692,206)	(1,086,113)
Additions of property and equipment	692,206	1,086,113	450,594
Additions other than through business combinations, intangible assets other than goodwill	(288,004)	(264,646)
Additions of intangible assets	288,004	264,646	150,310
Gross carrying amount [member] | Right of use assets software [Member]
Property and equipment, and intangible assets
Additions other than through business combinations, intangible assets other than goodwill	R$ (16,728)	R$ (5,626)	R$ (66,837)